As filed with the Securities and Exchange Commission on April 14, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 E Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2011

Item 1. Schedule of Investments.

FIMCO Select Fund
SCHEDULE OF INVESTMENTS at February 28, 2011 (Unaudited)

	Shares		Value
		SHORT-TERM INVESTMENTS: 100.0%
		Money Market Funds: 100.0%
	1,886,121	Alpine Municipal Money Market Fund - Investor Class, 0.21%1	$1,886,121
	2,570,000	Fidelity Government Portfolio - Class I, 0.01%1	2,570,000
	618,770	Fidelity Money Market Portfolio - Select Class, 0.16%1	618,770
	2,570,000	Fidelity Tax Exempt Portfolio - Class I, 0.06%1	2,570,000
	2,537,045	Invesco Short-term Prime Portfolio - Institutional Class, 0.13%1	2,537,045
	2,570,000	Invesco Treasury Portfolio - Institutional Class, 0.02%1	2,570,000
			12,751,936
		TOTAL SHORT-TERM INVESTMENTS
		(Cost $12,751,936)	12,751,936

		TOTAL INVESTMENTS IN SECURITIES: 100.0%
		(Cost $12,751,936)	12,751,936
		Liabilities in Excess of Other Assets: 0.0%	(1,227)
		TOTAL NET ASSETS: 100.0%	$12,750,709

1	7-Day Yield as of February 28, 2011.

	The cost basis of investments for federal income tax purposes at February 28, 2011 was as follows:

		Cost of investments	$12,751,936

		Gross unrealized appreciation	-
		Gross unrealized depreciation	-
		Net unrealized appreciation	$-

Summary of Fair Value Exposure at February 28, 2011 (Unaudited)
The FIMCO Select Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of February 28, 2011:

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 12,751,936	$ -	$-	$ 12,751,936
Total Investments in Securities	$ 12,751,936	$ -	$-	$ 12,751,936

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title) /s/ Eric W. Falkeis
                                                 Eric W. Falkeis, President

Date March 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) * /s/ Eric W. Falkeis
                                                   Eric W. Falkeis, President

Date March 22, 2011

By (Signature and Title) * /s/ Patrick J. Rudnick
                                                   Patrick J. Rudnick, Treasurer

Date March 23, 2011

* Print the name and title of each signing officer under his or her signature.